FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total financial assets	$ 226.8	$ 184.5
Disclosure of financial liabilities [line items]
Liabilities	2,381.9	2,065.2
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	8.5	0.0
Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	5.7	0.0
Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	2,367.7	2,065.2
Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	30.9	28.4
Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	7.2	22.1
Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	181.9	130.7
Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	6.8	3.3
Total debt
Disclosure of financial liabilities [line items]
Liabilities	1,857.7	1,592.4
Total debt | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Total debt | Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Total debt | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	1,857.7	1,592.4
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Liabilities	345.4	340.0
Accounts payable and accrued liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Accounts payable and accrued liabilities | Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Accounts payable and accrued liabilities | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	345.4	340.0
Derivative liabilities - Hedging instruments
Disclosure of financial liabilities [line items]
Liabilities	5.7	0.0
Derivative liabilities - Hedging instruments | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Hedging instruments | Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	5.7	0.0
Derivative liabilities - Hedging instruments | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Non-hedge
Disclosure of financial liabilities [line items]
Liabilities	8.5	0.0
Derivative liabilities - Non-hedge | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	8.5	0.0
Derivative liabilities - Non-hedge | Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Non-hedge | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities
Disclosure of financial liabilities [line items]
Liabilities	164.6	132.8
Other financial liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities | Derivative instruments in designated hedge accounting relationships
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	164.6	132.8
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	148.9	97.4
Cash and cash equivalents | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Cash and cash equivalents | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Cash and cash equivalents | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	8.1	4.9
Trade and other receivables | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	8.1	4.9
Trade and other receivables | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales
Disclosure of financial assets [line items]
Total financial assets	30.5	31.7
Receivables from provisional copper sales | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in securities
Disclosure of financial assets [line items]
Total financial assets	7.2	22.1
Investments in securities | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in securities | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	7.2	22.1
Investments in securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in securities | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments
Disclosure of financial assets [line items]
Total financial assets	6.8	3.3
Derivative assets - Hedging instruments | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	6.8	3.3
Derivative assets - Non-hedge
Disclosure of financial assets [line items]
Total financial assets	2.5	1.6
Derivative assets - Non-hedge | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Non-hedge | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Non-hedge | Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	2.5	1.6
Derivative assets - Non-hedge | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	22.8	23.5
Other financial assets | Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	22.8	23.5
Other financial assets | Available-for-sale
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets | Derivative instruments in designated hedge accounting relationships
Disclosure of financial assets [line items]
Total financial assets	$ 0.0	$ 0.0